UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Global Allocation Fund	April 30, 2020
RPGAX	Investor Class
PAFGX	Advisor Class
TGAFX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE GLOBAL ALLOCATION FUND

HIGHLIGHTS

■	The Global Allocation Fund returned -5.64% in the six months ended April 30, 2020, and underperformed the Morningstar Global Allocation Index.
■	Exposure to diversifying sectors and security selection weighed on relative performance, while the impact from tactical decisions was flat.
■	Having increased our equity allocation relative to bonds as markets sold off in March, we moderated our overweight to equities, as markets quickly rebounded. We have also moved from an underweight in U.S. equities to a neutral position given their defensive profile. Among international stocks, we reduced our overweight to emerging markets equities. Within fixed income, we increased our allocation to high yield bonds, added to floating rate loans, and modestly increased our exposure to U.S. dollar-hedged international bonds.

■	The scope of the coronavirus pandemic’s impact on economic growth and corporate earnings will largely be driven by the duration of the crisis. Over the next several quarters, global economies are expected to begin the slow process of economic recovery from the depths of contraction experienced in the second quarter.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets experienced extraordinary volatility during the first half of your fund’s fiscal year, the six-month period ended April 30, 2020, as the spread of the coronavirus led to the shutdown of significant portions of most major economies. After reaching record highs, stocks recorded their steepest declines since the global financial crisis a decade ago, while demand for safe-haven securities sent Treasury yields to all-time lows.

As a result of the improving trade situation between the U.S. and China and central bank stimulus, the outlook for 2020 appeared promising. However, market sentiment began to shift in January amid news of the coronavirus outbreak in China’s Hubei province.

Although the effect was initially muted, with the S&P 500 Index advancing to a record high on February 19, stocks began falling amid reports of major outbreaks in South Korea, Iran, and Italy and scattered infections in dozens of other countries. The major indexes continued their slide as cases mounted in the U.S. and New York City became the epicenter of the pandemic.

The economic toll of the virus became evident as governments throughout the world issued stay-at-home orders to contain the virus, and some sectors, such as travel, restaurants, and shopping malls, came to a virtual halt. In the last six weeks of the period, over 30 million Americans—almost one-fifth of the workforce—filed unemployment claims.

In response to the rapid contraction in economic activity, global central banks took firmly accommodative steps, and many governments around the world passed emergency spending packages. In the U.S., the Federal Reserve cut its short-term lending rate to near zero and began purchasing government and corporate bonds to stimulate the economy and supply liquidity in the fixed income market. The federal government also provided trillions in fiscal support in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

Boosted by the support, market volatility calmed somewhat by the end of March, and most sectors recouped some of their losses with a strong rally that started in late March and continued throughout April.

Global equity returns for the six-month period were broadly negative, but U.S. large-cap growth stocks finished with positive results. Sector returns were mixed. Energy shares fared the worst as a supply glut and shrinking demand briefly sent the price of oil into negative territory. Health care and information technology shares were the strongest performers.

As a result of the drop in yields, U.S. Treasuries were the top performers in the fixed income universe. Other U.S. investment-grade bonds were also generally positive, but municipal debt was pressured as state and local governments grappled with the loss of tax revenue and mounting expenses as a result of the pandemic. Riskier fixed income sectors such as high yield and emerging markets bonds tumbled during the March sell-off but regained some ground in April.

Looking ahead, the range of possible economic outcomes is especially broad as a result of the unprecedented nature of this crisis—simply stated, we are in uncharted territory. Volatility is likely as investors react to both hopeful and disappointing news in the fight against the virus. We are early in the journey toward recovery, and there is certainly a possibility we could give back some of April’s gains.

In the meantime, our team of investment professionals is focusing on what the postcrisis world will look like. Certain consumer behaviors have been altered, and it is also possible that this crisis will accelerate trends that were already in place. In particular, the pandemic seems to have given a boost to the digitization of the economy, or the shift to online purchases for a widening array of goods and services.

Your fund’s portfolio manager will be carefully monitoring developments, and I believe that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well in this uncertain environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation and income.

FUND COMMENTARY

How did the fund perform in the past six months?

The Global Allocation Fund returned -5.64% in the six months ended April 30, 2020. The fund underperformed the Morningstar Global Allocation Index. (Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Exposure to diversifying sectors detracted from relative performance. Within fixed income sectors, the inclusion of high yield and emerging markets bonds hurt returns amid investor preference for perceived safe-haven assets. Among equities, exposure to real assets equities detracted due to steep losses in the energy sector and the demand shock to commodities as economies ground to a halt. A favorable underweight to the sector was, however, helpful. The inclusion of currency-hedged developed international equities added value, as they benefited from a stronger U.S. dollar relative to major currencies.

Overall, security selection weighed on relative results. Notably, our U.S. large-cap growth strategies posted positive returns in a period where markets sold off meaningfully and most of our international equity strategies outperformed their style-specific benchmarks. Within the fixed income allocation, strong selection in the absolute return-oriented bond strategy added value. However, the positive impact was offset by underperformance in the emerging markets bond and core investment-grade bond strategies. The fund typically uses futures to efficiently access or adjust exposure to certain market segments and manage portfolio volatility. During the reporting period, exposure to small-cap equity futures weighed on relative performance. The diversifying allocation to alternative investments through a conservative, diversified hedge fund of funds also detracted, as the strategy lagged cash and its style-specific index.

The impact from tactical decisions to overweight and underweight various asset classes within the fund was not meaningful. As just mentioned, our underweight to real assets proved beneficial. The contribution to performance was, however, mostly offset by our underweight to U.S. equities, which outpaced international equities, and our underweight to U.S. investment-grade bonds, which strongly outperformed other fixed income sectors.

How is the fund positioned?

In late 2019, we increased our allocation to equities relative to bonds against a backdrop of stabilizing global growth and improving U.S.-China trade negotiations. As equity markets sold off in late February into March due to the coronavirus pandemic, we incrementally added to our exposure given attractive stock valuations. However, given the velocity of the recent rebound, we have moderated our overweight to equities to take some risk off the table.

Stocks
Within equities, we moved from an underweight to U.S. equities to a neutral position relative to international stocks. The U.S. market has a more defensive profile, given higher exposure to the technology and communications sectors that have proven to be more resilient in the current environment. U.S. equities may be better positioned to benefit from a rebound in growth buoyed by unprecedented fiscal and monetary stimulus, while international equities are facing notable headwinds as fragile economies are likely to experience a prolonged contraction amid the pandemic. Outside the U.S., we reduced our allocation to emerging markets equities. Many countries, excluding China, face challenges containing the coronavirus and have limited tools to support growth.

In the U.S., we remain overweight to growth stocks over value stocks. Secular growth companies have held up in the sell-off and are less sensitive to the broad macroeconomic environment, unlike more cyclically exposed value-oriented equities. We moderated our overweight to U.S. small-cap equities given their higher exposure to consumer spending and limited balance sheet flexibility relative to U.S. large-caps. Larger companies may be better positioned to weather an economic downturn, but they are vulnerable to global supply chain disruption.

Among international equities, we moved to a neutral allocation between growth stocks and value stocks. International growth stocks have benefited from their higher quality and defensive characteristics, but trade and supply chain disruptions are concerns. Despite their cheap valuations, international value stocks face headwinds given deteriorating growth, low interest rates, and commodities oversupply. We are overweight to international small-cap stocks relative to international large-caps. Although the overall impacts from the virus outbreak remain uncertain, small-caps could potentially be one of the best-performing sectors in a recovery.

We remain underweight to inflation-sensitive real assets equities. The structural oversupply in the energy sector is a concern. While stabilization in China’s growth outlook due to containment may favor commodities, disruption due to the outbreak may linger for months.

Bonds
Amid the risk-off sentiment, yields for U.S. investment-grade bonds remain near record lows. We increased our position in high yield bonds, as their yields reached attractive entry points for long-term investors. High yield bonds could potentially deliver equity-like returns postcrisis, with lower overall volatility. We increased our overweight to floating rate bank loans, which sold off, leaving spreads at historically attractive levels. Floating rate loans also have less exposure to the energy sector and higher standing in the capital structure.

We modestly increased our exposure to currency-hedged nondollar bonds prior to the sell-off and are now overweight. On a U.S. dollar-hedged basis, nondollar bond yields are attractive for U.S.-based investors and are anchored by aggressive central bank policies in response to the pandemic. We are overweight to emerging markets bonds given attractive valuations. While accommodative developed market monetary policies could be supportive, local currency bonds are vulnerable to further U.S. dollar strength. In addition, idiosyncratic risks, limited health care infrastructure, and the lack of robust economic means to support growth present challenges for emerging markets bonds.

What is portfolio management’s outlook?

The financial impact of the coronavirus pandemic has been felt across asset classes and regions, as the economic effect of extensive government-enforced social distancing measures and the subsequent halt in global economic activity drove extreme market volatility in recent months. The velocity of the market decline and subsequent rebound are, however, unparalleled as global markets have shrugged off alarming economic data with the hopes that a swift recovery will ensue once commercial activities resume. The pandemic’s overall impact on economic growth and corporate earnings will largely be driven by the duration of the crisis. Over the next several quarters, global economies are expected to begin the slow process of economic recovery from the depths of contraction experienced in the second quarter. While today’s economy is not plagued by the structural challenges of prior recessions, it is unclear whether markets will continue to disregard the negative data or begin to react differently. Further, several industries face an uncertain future postcrisis as their reduced profitability may be unable to sustain their debt obligations.

We believe that policymakers are now more coordinated in their responses to stem the impacts of the pandemic on the global economy. The Federal Reserve and other major central banks have taken unprecedented steps to counter economic and market liquidity concerns by lowering interest rates and pledging a renewal of quantitative easing measures. The U.S. and several other countries are also implementing fiscal stimulus measures to support their economies. The aggressive measures taken by policymakers are, in our view, important in providing stability and liquidity to the volatile markets.

The current heightened volatility in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of positive and negative forces on the horizon that can drive global financial markets, we believe that the Global Allocation Fund’s broad diversification, combined with strengths in our fundamental research, can add value over the long term and help mitigate downside risk in an uncertain market environment.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING

As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. The investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company’s stock.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

BENCHMARK INFORMATION

Note: ©2020 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Shares/Par	$ Value
(Cost and value in $000s)		
ARGENTINA 0.2%		
Common Stocks 0.2%		
MercadoLibre (USD) (1)	1,605	936
Tenaris (EUR)	3,578	25
Tenaris, ADR (USD)	23,753	325
Total Argentina (Cost $897)		**1,286**
AUSTRALIA 0.6%		
Common Stocks 0.6%		
Alumina	24,977	28
Australia & New Zealand Banking Group	16,340	177
BHP Group	42,832	874
BlueScope Steel	2,384	15
Challenger	39,455	126
Cochlear	1,458	173
CSL	712	142
Downer EDI	37,990	102
Evolution Mining	5,139	17
Fortescue Metals Group	6,250	48
Goodman Group	3,779	32
IGO	75,407	229
Incitec Pivot	48,165	74
Macquarie Group	3,917	259
Mirvac Group	11,279	16
Newcrest Mining	3,926	71
NEXTDC (1)	26,057	149
Northern Star Resources	11,842	96
oOh!media	85,648	57
OZ Minerals	12,084	70
Pendal Group	15,370	55
Regis Resources	2,598	7
Rio Tinto	2,485	140
Saracen Mineral Holdings (1)	2,868	8

Scentre Group	69,011	104
South32	320,433	403
Steadfast Group	68,293	135
Suncorp Group	16,300	97
Treasury Wine Estates	27,836	183
Worley	36,203	210
		4,097
Corporate Bonds 0.0%		
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2)	105,000	110
Boral Finance, 3.00%, 11/1/22 (USD) (2)	10,000	10
Transurban Finance, 4.125%, 2/2/26 (USD) (2)	15,000	17
Woodside Finance, 3.70%, 3/15/28 (USD) (2)	67,000	65
Woodside Finance, 4.50%, 3/4/29 (USD) (2)	105,000	107
		309
Total Australia (Cost $5,144)		**4,406**

AUSTRIA 0.1%

Common Stocks 0.1%		
BAWAG Group	21,124	718
Erste Group Bank	14,585	316
voestalpine	710	15
Total Austria (Cost $1,317)		**1,049**

BELGIUM 0.3%

Common Stocks 0.3%		
Anheuser-Busch InBev	6,935	323
Barco	527	84
Galapagos (1)	1,944	429
KBC Group	9,827	533
Umicore	5,948	258
Warehouses De Pauw, CVA	9,938	273
		1,900

Corporate Bonds 0.0%

Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46 (USD)	90,000	103
		103
Total Belgium (Cost $2,138)		**2,003**

BRAZIL 0.6%

Common Stocks 0.4%

B3	46,900	330
Banco Bradesco, ADR (USD)	22,369	79
Energias do Brasil	29,436	92
Grupo SBF (1)	13,900	81
Iguatemi Empresa de Shopping Centers	12,900	79
Lojas Renner	45,221	320
Pagseguro Digital, Class A (USD) (1)	5,527	140
Porto Seguro	13,200	111
Raia Drogasil	25,282	490
StoneCo, Class A (USD) (1)	30,057	793
Suzano (1)	18,600	134
Transmissora Alianca de Energia Eletrica	19,987	101
Vale	13,294	110
XP, Class A (USD) (1)	10,405	262
		3,122

Preferred Stocks 0.2%

Banco Bradesco (3)	106,537	376
Gerdau (3)	7,658	16
Itau Unibanco Holding (3)	194,146	819
Marcopolo (3)	163,700	88
		1,299
Total Brazil (Cost $5,450)		**4,421**

CANADA 1.2%

Common Stocks 1.0%

Agnico Eagle Mines	1,359	79
Alacer Gold (1)	431	2

Alamos Gold, Class A	1,130	9
Altus Group	6,500	196
B2Gold	3,013	15
Barrick Gold	9,560	246
Bausch Health (USD) (1)	11,516	209
Bombardier, Class B (1)	50,008	18
CAE	6,500	107
Canadian Apartment Properties	714	25
Canadian Pacific Railway (USD)	499	113
Centerra Gold	783	6
Descartes Systems Group (1)	4,410	185
DIRTT Environmental Solutions (1)(4)	30,667	37
Element Fleet Management	39,987	295
Enbridge (USD)	24,130	740
ERO Copper (1)	3,094	35
First Quantum Minerals	3,914	24
Franco-Nevada	2,619	347
Kelt Exploration (1)	5,539	6
Kinross Gold (1)	6,716	44
Kirkland Lake Gold	3,679	152
Lundin Mining	8,768	43
Magna International (USD)	17,507	683
National Bank of Canada	11,742	474
Osisko Gold Royalties	463	4
Restaurant Brands International (USD)	406	20
Sandstorm Gold (1)	1,023	8
SEMAFO (1)	1,490	4
Seven Generations Energy, Class A (1)(4)	34,411	71
Shopify, Class A (1)	1,257	797
Spin Master (1)	8,058	117
Sprott Physical Gold Trust (USD) (1)	11,400	157
Summit Industrial Income REIT	3,293	25
Sun Life Financial	10,733	368
Suncor Energy (USD)	1,429	26
TC Energy (4)	3,650	168
TC Energy (USD)	33,681	1,562

Teck Resources, Class B (USD)	1,268	11
TMX Group	1,223	106
Torex Gold Resources (1)	263	4
West Fraser Timber	968	27
Wheaton Precious Metals	1,915	73
		7,638
Corporate Bonds 0.1%		
Bank of Montreal, Series D, 3.10%, 4/13/21 (USD)	215,000	219
Bank of Nova Scotia, 3.125%, 4/20/21 (USD)	205,000	209
Canadian Natural Resources, 2.95%, 1/15/23 (USD)	175,000	173
Thomson Reuters, 3.35%, 5/15/26 (USD)	10,000	11
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)	235,000	252
TransCanada PipeLines, 2.50%, 8/1/22 (USD)	20,000	20
		884
Government Bonds 0.1%		
Province of Alberta, 2.20%, 7/26/22 (USD)	130,000	134
Province of Alberta, 3.30%, 3/15/28 (USD)	135,000	155
Province of British Columbia, 2.00%, 10/23/22 (USD)	15,000	16
Province of Manitoba, 2.60%, 4/16/24 (USD)	270,000	289
Province of New Brunswick, 3.625%, 2/24/28 (USD)	250,000	293
Province of Ontario, 2.55%, 2/12/21 (USD)	115,000	117
Province of Quebec, 2.875%, 10/16/24 (USD)	50,000	54
		1,058
Total Canada (Cost $8,621)		**9,580**
CAYMAN ISLANDS 0.0%		
Common Stocks 0.0%		
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45 (USD) (1)(5)(6)	8,048	56
		56
Convertible Preferred Stocks 0.0%		
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96 (USD) (1)(5)(6)	1,944	133
		133
Total Cayman Islands (Cost $141)		**189**

CHILE 0.2%

Common Stocks 0.1%

Antofagasta (GBP)	34,308	351
Banco Santander Chile, ADR (USD)	27,268	459
		810

Corporate Bonds 0.1%

Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)	250,000	237
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2)	220,000	213
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2)	200,000	194
		644
Total Chile (Cost $1,680)		**1,454**

CHINA 3.7%

Common Stocks 3.1%

58.com, ADR (USD) (1)	8,164	424
Alibaba Group Holding, ADR (USD) (1)	33,182	6,725
Anhui Conch Cement, H Shares (HKD)	82,500	651
Baidu, ADR (USD) (1)	4,167	421
Beijing Enterprises Holdings (HKD)	34,500	122
China Feihe (HKD) (1)(4)	103,000	214
China Longyuan Power Group, H Shares (HKD)	113,000	56
China Mengniu Dairy (HKD)	266,000	942
China Merchants Bank, H Shares (HKD)	23,500	111
China Resources Beer Holdings (HKD)	68,000	320
Country Garden Services Holdings (HKD) (4)	112,000	517
CSPC Pharmaceutical Group (HKD)	108,000	214
ENN Energy Holdings (HKD)	8,500	96
Fosun International (HKD)	94,500	119
Greentown Service Group (HKD) (4)	130,000	171
Haier Electronics Group (HKD)	73,000	201
Hengan International Group (HKD)	22,500	200
Hope Education Group (HKD) (4)	826,000	232
Huazhu Group, ADR (USD)	13,634	491
JOYY, ADR (USD) (1)	4,051	247

Li Ning (HKD)	46,000	145
Luthai Textile, B Shares (HKD)	57,681	38
PICC Property & Casualty, H Shares (HKD)	540,000	517
Ping An Insurance Group, H Shares (HKD)	137,500	1,399
Renrui Human Resources Technology Holdings (HKD) (1)	28,400	130
Shandong Weigao Group Medical Polymer, H Shares (HKD)	240,000	365
Shimao Property Holdings (HKD)	5,500	22
Sino Biopharmaceutical (HKD)	58,000	85
Sinopharm Group, H Shares (HKD)	20,000	54
Sunny Optical Technology Group (HKD)	13,400	187
TAL Education Group, ADR (USD) (1)	7,904	428
Tencent Holdings (HKD)	98,754	5,191
Tencent Holdings, ADR (USD)	8,881	467
Tencent Music Entertainment Group, ADR (USD) (1)	12,600	144
Trip.com Group, ADR (USD) (1)	11,693	301
Tsingtao Brewery, H Shares (HKD)	52,000	316
Vipshop Holdings, ADR (USD) (1)	6,500	104
Wise Talent Information Technology (HKD) (1)	9,600	21
Zhongsheng Group Holdings (HKD) (4)	31,500	126
Zijin Mining Group, Class H (HKD)	40,000	16
		22,530
Common Stocks - China A Shares 0.5%		
Anhui Conch Cement, A Shares (CNH)	20,500	171
BTG Hotels Group, A Shares (CNH)	26,373	60
Fuyao Glass Industry Group, A Shares (CNH)	19,100	53
Gree Electric Appliances of Zhuhai, A Shares (CNH)	131,800	1,006
Guangzhou Wondfo Biotech, A Shares (CNH)	15,820	177
Hangzhou Hikvision Digital Technology, A Shares (CNH)	78,600	352
Hualan Biological Engineering, A Shares (CNH)	36,608	200
Jiajiayue Group, A Shares (CNH)	42,500	208
Kweichow Moutai, A Shares (CNH)	3,730	663
Midea Group, A Shares (CNH)	26,600	199
Oppein Home Group, A Shares (CNH)	300	4
Shanghai International Airport, A Shares (CNH)	20,700	205
Yifeng Pharmacy Chain, A Shares (CNH)	30,900	412

Zhongji Innolight, A Shares (CNH)	15,800	143
		3,853
Convertible Preferred Stocks 0.0%		
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $9 (USD) (1)(5)(6)	344	13
		13
Corporate Bonds 0.1%		
Baidu, 3.875%, 9/29/23 (USD)	210,000	219
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2)	215,000	228
Tencent Holdings, 2.985%, 1/19/23 (USD) (2)	200,000	205
Weibo, 3.50%, 7/5/24 (USD)	255,000	260
		912
Total China (Cost $21,579)		**27,308**

COLOMBIA 0.0%

Common Stocks 0.0%		
Grupo Aval Acciones y Valores, ADR (USD)	16,053	67
Total Colombia (Cost $127)		**67**

CZECH REPUBLIC 0.0%

Common Stocks 0.0%		
Komercni banka (1)	5,827	123
Total Czech Republic (Cost $215)		**123**

DENMARK 0.3%

Common Stocks 0.3%		
Ambu, Class B	13,143	412
Ascendis Pharma, ADR (USD) (1)	750	102
Danske Bank (1)	3,877	46
GN Store Nord	3,689	168
Netcompany Group (1)	3,727	192
Novo Nordisk, B Shares	14,463	923
		1,843

Corporate Bonds 0.0%		
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(7)	335,000	334
		334
Total Denmark (Cost $1,517)		**2,177**
EGYPT 0.0%		
Common Stocks 0.0%		
Edita Food Industries, GDR (USD)	7,020	24
Integrated Diagnostics Holdings (USD)	22,801	73
Total Egypt (Cost $139)		**97**
FINLAND 0.2%		
Common Stocks 0.2%		
Huhtamaki (1)	2,919	109
Kojamo	2,130	38
Nokia	41,681	150
Sampo, A Shares	16,719	554
Stora Enso, R Shares (1)	23,966	282
Terveystalo (1)	12,508	131
UPM-Kymmene	795	22
Valmet (1)	10,367	237
Total Finland (Cost $1,542)		**1,523**
FRANCE 1.9%		
Common Stocks 1.7%		
Air Liquide	10,267	1,304
Airbus (1)	4,848	307
ArcelorMittal	2,688	29
AXA	47,759	849
BioMerieux	796	98
BNP Paribas	17,601	553
Criteo, ADR (USD) (1)	1,945	19
Dassault Aviation	374	305
Edenred	3,396	137

Electricite de France	13,596	108
Engie	45,585	495
EssilorLuxottica	4,699	584
Eurofins Scientific (4)	495	274
Eutelsat Communications	7,199	81
Gecina	175	23
Ipsen	1,916	143
JCDecaux	16,058	332
Kering	431	219
L'Oreal	1,693	492
Legrand	2,804	188
LVMH Moet Hennessy Louis Vuitton	176	68
Orange	9,695	118
Safran	2,298	214
Sanofi (4)	7,500	732
Schneider Electric	8,425	778
SEB	3,925	471
SMCP (1)(4)	12,344	58
SPIE	6,544	99
Teleperformance	1,968	441
Thales (8)	14,799	1,121
Tikehau Capital	5,938	139
TOTAL	43,763	1,553
TOTAL, ADR (USD)	817	29
Ubisoft Entertainment (1)	1,531	114
Verallia (1)	13,427	337
		12,812
Corporate Bonds 0.2%		
BPCE, 4.00%, 9/12/23 (USD) (2)	265,000	278
BPCE, 4.50%, 3/15/25 (USD) (2)	400,000	420
Credit Agricole, 3.75%, 4/24/23 (USD) (2)	250,000	260
Total Capital International, 2.434%, 1/10/25 (USD)	275,000	282
		1,240
Total France (Cost $15,631)		**14,052**

GEORGIA 0.0%

Common Stocks 0.0%

Georgia Capital (GBP) (1)	1,951	10
Georgia Healthcare Group (GBP)	13,062	15
Total Georgia (Cost $63)		**25**

GERMANY 1.8%

Common Stocks 1.6%

AIXTRON (1)	29,736	276
Allianz	3,267	601
Aumann	1,357	15
BASF	6,466	331
Bayer	18,043	1,187
BMW	1,739	102
Brenntag	2,066	93
Covestro	7,171	241
Daimler	3,626	124
Deutsche Wohnen	5,465	221
Evotec (1)	11,969	295
Fresenius	8,028	348
GEA Group	20,960	481
HeidelbergCement	1,800	85
Hypoport (1)	359	127
Instone Real Estate Group (1)	6,798	138
KION Group	9,165	455
Knorr-Bremse	3,204	298
Munich Re	5,874	1,287
Norma Group	14,161	355
SAP	6,536	778
Scout24	14,854	971
Shop Apotheke Europe (1)(4)	2,217	164
Siemens	10,239	945
Siemens Healthineers	6,512	287
Stroeer	2,272	144
Symrise	236	24

TeamViewer (1)	3,324	144
Telefonica Deutschland Holding	36,240	103
thyssenkrupp (1)	2,197	15
Zalando (1)	18,094	887
		11,522
Preferred Stocks 0.0%		
Sartorius (3)	135	38
		38
Corporate Bonds 0.2%		
Bayer U.S. Finance II, 3.50%, 6/25/21 (USD) (2)	310,000	315
BMW U.S. Capital, 2.95%, 4/14/22 (USD) (2)	295,000	298
BMW U.S. Capital, 3.25%, 8/14/20 (USD) (2)	285,000	285
Volkswagen Group of America Finance, 2.70%, 9/26/22 (USD) (2)	330,000	329
		1,227
Total Germany (Cost $13,372)		**12,787**

HONG KONG 0.5%

Common Stocks 0.4%		
AIA Group	221,400	2,032
CK Hutchison Holdings	63,760	473
Galaxy Entertainment Group	10,000	64
Hang Lung Properties	11,000	24
Hongkong Land Holdings (USD)	23,000	96
Impro Precision Industries	262,000	86
JS Global Lifestyle	214,500	236
Samsonite International	82,800	70
SITC International Holdings	145,000	143
Sun Hung Kai Properties	4,583	63
		3,287
Corporate Bonds 0.1%		
AIA Group, 3.60%, 4/9/29 (USD) (2)	265,000	285

AIA Group, FRN, 3M USD LIBOR + 0.52%, 1.636%, 9/20/21 (USD) (2)	295,000	292
		577
Total Hong Kong (Cost $3,484)		**3,864**

HUNGARY 0.1%

Common Stocks 0.1%

OTP Bank	13,773	408
Total Hungary (Cost $542)		**408**

INDIA 0.5%

Common Stocks 0.5%

Axis Bank	30,257	176
Bharti Infratel	31,497	73
Blue Star	10,279	72
Escorts	12,514	117
HDFC Bank	46,411	608
Hexaware Technologies	28,005	104
Housing Development Finance	53,645	1,357
ICICI Bank, ADR (USD)	9,500	93
Infosys	45,931	429
Maruti Suzuki India	3,690	261
NTPC	193,142	244
Petronet LNG	22,252	72
Power Grid of India	6,463	14
Shriram Transport Finance	6,240	65
TeamLease Services (1)	3,278	69
Torrent Pharmaceuticals	5,690	177
Total India (Cost $4,251)		**3,931**

INDONESIA 0.2%

Common Stocks 0.2%

Astra International	802,200	205
Bank Central Asia	394,000	683

Bank Negara Indonesia Persero	214,000	58
Sarana Menara Nusantara	2,695,600	162
Total Indonesia (Cost $1,192)		**1,108**

IRELAND 0.3%

Common Stocks 0.1%		
Cairn Homes	125,705	117
DCC (GBP)	5,835	415
		532
Corporate Bonds 0.2%		
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)	150,000	134
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)	150,000	139
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2)	70,000	60
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2)	215,000	189
CRH America Finance, 3.95%, 4/4/28 (USD) (2)	400,000	418
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)	300,000	312
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2)	315,000	325
		1,577
Total Ireland (Cost $2,222)		**2,109**

ISRAEL 0.0%

Corporate Bonds 0.0%		
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 (USD)	15,000	14
Total Israel (Cost $15)		**14**

ITALY 0.8%

Common Stocks 0.7%		
Amplifon	21,850	500
Banca Mediolanum	17,588	108
Brunello Cucinelli	2,846	92
Carel Industries	15,136	225
CNH Industrial (1)	15,885	99
De' Longhi	15,318	277
DiaSorin	405	69

Eni	55,315	527
Ferrari (USD)	20	3
FinecoBank Banca Fineco	45,776	510
Freni Brembo (4)	38,602	328
Hera	158,944	588
Intesa Sanpaolo	85,706	134
Italgas	53,404	299
Leonardo	16,971	117
Moncler	7,460	281
Prysmian	40,286	760
Telecom Italia	218,529	87
		5,004
Corporate Bonds 0.1%		
Enel Finance International, 4.25%, 9/14/23 (USD) (2)	215,000	227
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2)	295,000	301
		528
Total Italy (Cost $5,882)		5,532
JAPAN 5.4%		
Common Stocks 5.2%		
Aida Engineering	11,300	78
Aruhi	12,000	139
Asahi Kasei	30,000	213
Asics	10,900	103
Astellas Pharma	63,900	1,057
Benefit One (4)	9,700	170
Benesse Holdings	4,300	122
Bridgestone	3,300	103
Capcom (4)	3,000	92
Central Japan Railway	1,800	283
Chugai Pharmaceutical	3,700	441
Coca-Cola Bottlers Japan Holdings	5,300	95
CyberAgent	13,200	554
Daiichi Sankyo	1,400	96
Daikin Industries	2,900	372

Daio Paper (4)	29,100	397
Daiwa Office Investment	16	89
Demae-Can (4)	6,100	81
Denka	2,500	60
Denso	5,900	207
DIC	10,200	237
Disco (4)	1,500	335
Electric Power Development	14,100	282
en-japan	1,900	42
Ezaki Glico	6,600	290
FamilyMart	2,300	39
Fancl	7,500	180
FANUC	1,500	245
Fast Retailing	400	190
Freee KK (1)	4,100	145
Fujitec	21,100	301
Fujitsu	2,500	243
Fujitsu General (4)	18,200	301
Fukuoka Financial Group	7,100	101
GMO Payment Gateway	3,400	303
Hamamatsu Photonics	9,200	402
Hanwa	7,100	113
Heiwa Real Estate	8,400	226
Hikari Tsushin (4)	1,300	252
Hitachi	7,700	229
Hitachi Metals	16,800	162
Honda Motor	5,400	131
Horiba	1,500	79
Hoshino Resorts REIT (4)	78	265
Hoshizaki	6,200	472
Idec	5,800	85
Industrial & Infrastructure Fund Investment	123	171
Istyle (1)	8,500	19
Isuzu Motors	7,100	54
Japan Tobacco	8,100	151
JFE Holdings	2,600	17

JGC Holdings	6,800	66
JINS Holdings	1,600	84
JMDC (1)	2,200	106
Kansai Paint	13,400	255
Kao	1,200	93
Keyence	1,600	571
Kirin Holdings	16,100	311
Koito Manufacturing	2,100	79
Komatsu	2,800	53
Kubota	14,600	181
Kyowa Kirin	12,700	295
Mabuchi Motor	5,700	177
Maeda (4)	20,200	162
Matsumotokiyoshi Holdings	3,300	114
Mercari (1)	1,300	33
METAWATER	3,600	143
Mitsubishi	9,600	204
Mitsubishi Electric	86,100	1,059
Mitsubishi Estate	12,200	197
Mitsubishi Heavy Industries	2,100	54
Mitsubishi Motors	48,600	138
Mitsubishi UFJ Financial Group	106,300	429
Mitsubishi UFJ Lease & Finance	28,800	138
Mitsui Fudosan	29,300	539
Mitsui Fudosan Logistics Park	8	31
Mitsui Mining & Smelting	7,600	142
Miura	19,700	813
Modec	9,200	130
Money Forward (1)	2,800	130
Mori Hills REIT Investment	5	6
Murata Manufacturing	13,800	778
Musashi Seimitsu Industry	11,000	89
Nakanishi	6,500	89
NET One Systems	13,400	386
Nextage (4)	25,100	169
NGK Spark Plug	6,600	99

Nidec	900	52
Nifco	6,600	127
Nikkiso	9,500	74
Nintendo	400	165
Nippon Accommodations Fund	5	30
Nippon Ceramic	6,400	118
Nippon Kanzai (4)	1,200	21
Nippon Paint Holdings	3,400	197
Nippon Prologis REIT	14	39
Nippon Seiki	18,100	195
Nippon Shokubai	2,100	99
Nippon Soda	3,900	100
Nippon Steel	3,800	32
Nippon Telegraph & Telephone	91,700	2,088
Nipro	13,200	148
Nitto Boseki (4)	3,400	161
NOF	4,100	136
NTT Data	1,900	19
NTT DOCOMO	10,000	295
Obara Group (4)	4,600	119
Omron	3,900	229
Oriental Land	1,100	139
ORIX	12,700	149
Otsuka Holdings	21,200	833
Outsourcing	9,200	44
PALTAC	2,400	125
Pan Pacific International Holdings	11,900	231
Panasonic	26,200	200
Persol Holdings (4)	19,300	222
Pigeon	3,200	114
Pola Orbis Holdings	5,700	102
Recruit Holdings	19,100	557
Renesas Electronics (1)	16,000	84
Round One	15,800	129
Ryohin Keikaku	5,400	64
Sakata INX	12,800	114

Sakata Seed	2,500	81
Sansan (1)(4)	7,000	343
Sanwa Holdings	18,000	140
Seven & i Holdings	16,600	550
Shimadzu	6,800	169
Shimano	900	133
SMC	700	316
SMS	14,500	316
SoftBank	16,800	229
SoftBank Group	18,000	772
Solasto	33,800	344
Sompo Holdings	5,100	165
Sony	4,100	264
Stanley Electric	25,200	574
Sumitomo	37,000	419
Sumitomo Densetsu	8,800	183
Sumitomo Electric Industries	10,800	111
Sumitomo Metal Mining	2,000	50
Sumitomo Mitsui Trust Holdings	5,900	172
Sumitomo Rubber Industries	9,400	91
Sumitomo Seika Chemicals	4,600	126
Suzuki Motor	18,300	584
Takeda Pharmaceutical	32,046	1,156
Takeda Pharmaceutical, ADR (USD)	8,665	155
TechnoPro Holdings	5,400	308
Terumo (4)	2,900	96
THK	9,300	222
Tokio Marine Holdings	8,800	413
Tokyo Electron	2,300	490
Tokyo Tatemono	10,800	121
Tosoh	2,500	31
Toyo Tire	11,700	137
Toyota Motor	14,100	872
UT Group (1)(4)	6,700	94
VT Holdings	18,300	50
Welcia Holdings	3,200	232

Yellow Hat	9,500	132
Yumeshin Holdings (4)	4,700	26
Z Holdings	108,000	417
Zojirushi (4)	1,900	28
		37,820
Corporate Bonds 0.2%		
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21 (USD)	300,000	307
Panasonic, 2.536%, 7/19/22 (USD) (2)	200,000	202
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)	340,000	359
Toyota Motor, 3.183%, 7/20/21 (USD)	295,000	301
		1,169
Total Japan (Cost $38,326)		**38,989**
KUWAIT 0.0%		
Common Stocks 0.0%		
National Bank of Kuwait	53,987	129
Total Kuwait (Cost $163)		**129**
LUXEMBOURG 0.0%		
Common Stocks 0.0%		
Shurgard Self Storage	728	24
Total Luxembourg (Cost $21)		**24**
MEXICO 0.1%		
Common Stocks 0.1%		
Grupo Aeroportuario del Sureste, ADR (USD)	1,669	166
Grupo Mexico, Series B	10,600	23
Industrias Penoles	2,417	19
Wal-Mart de Mexico	152,893	369
		577

Corporate Bonds 0.0%

BBVA Bancomer, 4.375%, 4/10/24 (USD) (2)	150,000	156
		156
Total Mexico (Cost $815)		**733**

NETHERLANDS 1.6%

Common Stocks 1.5%

Aalberts	3,193	90
ABN AMRO Bank, CVA	11,363	87
Adyen (1)	431	426
Akzo Nobel	3,750	285
Argenx, ADR (USD) (1)	1,403	206
ASML Holding	4,924	1,438
ASML Holding (USD)	1,076	310
Basic-Fit (1)(4)	4,069	83
Corbion	10,813	389
EQT (SEK) (1)	8,179	113
IMCD	2,818	249
ING Groep	81,026	454
Intertrust	8,175	129
Just Eat Takeaway.com (1)	2,212	227
Kendrion (1)	2,187	26
Koninklijke DSM	6,200	760
Koninklijke Philips	33,931	1,479
Koninklijke Vopak	7,296	420
NXP Semiconductors (USD) (8)	26,137	2,602
Prosus (1)	7,541	570
Unilever	7,209	359
Van Lanschot Kempen, CVA	5,148	79
		10,781

Corporate Bonds 0.1%

Cooperatieve Rabobank, 3.125%, 4/26/21 (USD)	250,000	255
ING Groep, 3.55%, 4/9/24 (USD)	255,000	268
Shell International Finance, 3.25%, 5/11/25 (USD)	75,000	80

Unilever Capital, 3.00%, 3/7/22 (USD)	150,000	157
		760
Total Netherlands (Cost $10,252)		**11,541**

NEW ZEALAND 0.1%

Common Stocks 0.1%

Fisher & Paykel Healthcare	25,339	423
Xero (AUD) (1)	2,172	111
Total New Zealand (Cost $286)		**534**

NORWAY 0.2%

Common Stocks 0.2%

DNB	31,111	377
Equinor	41,932	580
Norsk Hydro	7,369	19
Storebrand	39,683	199
Yara International	646	22
Total Norway (Cost $1,392)		**1,197**

PANAMA 0.0%

Government Bonds 0.0%

Republic of Panama, 6.70%, 1/26/36 (USD)	25,000	33
Total Panama (Cost $28)		**33**

PERU 0.2%

Common Stocks 0.2%

Cia de Minas Buenaventura, ADR (USD)	1,416	10
Credicorp (USD)	4,804	716
Southern Copper (USD)	19,725	640
Total Peru (Cost $1,685)		**1,366**

PHILIPPINES 0.1%

Common Stocks 0.1%

SM Investments	37,101	619
Universal Robina	107,170	265
Total Philippines (Cost $888)		**884**

POLAND 0.0%

Common Stocks 0.0%

Powszechny Zaklad Ubezpieczen	15,967	118
		118

Government Bonds 0.0%

Republic of Poland, 3.25%, 4/6/26 (USD)	55,000	60
		60
Total Poland (Cost $208)		**178**

PORTUGAL 0.1%

Common Stocks 0.1%

Banco Comercial Portugues, Class R	385,173	43
Galp Energia	45,780	529
Jeronimo Martins	13,814	234
Total Portugal (Cost $964)		**806**

RUSSIA 0.3%

Common Stocks 0.3%

Alrosa	37,040	31
Mail.Ru Group, GDR (USD) (1)	14,205	256
MMC Norilsk Nickel	196	53
Polymetal International	1,049	22
Polyus	131	21
Sberbank of Russia, ADR (USD)	144,856	1,538
X5 Retail Group, GDR (USD)	11,566	341
Yandex, Class A (USD) (1)	4,797	181
Total Russia (Cost $2,616)		**2,443**

SAUDI ARABIA 0.1%

Common Stocks 0.1%		
Al Rajhi Bank	19,668	299
National Commercial Bank	19,189	189
		488
Corporate Bonds 0.0%		
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2)	245,000	247
		247
Total Saudi Arabia (Cost $764)		**735**

SINGAPORE 0.1%

Common Stocks 0.1%		
DBS Group Holdings	10,800	152
Mapletree Industrial Trust	17,400	31
United Overseas Bank	31,500	450
Wilmar International	85,600	216
		849
Corporate Bonds 0.0%		
United Overseas Bank, 3.20%, 4/23/21 (USD) (2)	200,000	201
		201
Total Singapore (Cost $1,080)		**1,050**

SOUTH AFRICA 0.3%

Common Stocks 0.3%		
Anglo American Platinum	544	29
Anglogold Ashanti	2,260	55
Capitec Bank Holdings	2,249	110
Clicks Group	12,211	152
FirstRand	118,197	258
Gold Fields	3,667	27
Impala Platinum Holdings	8,701	52
Naspers, N Shares	5,455	849

Northam Platinum (1)	4,632	23
Sanlam	74,867	239
Shoprite Holdings	53,021	307
Sibanye Stillwater (1)	12,214	25
Total South Africa (Cost $3,033)		**2,126**

SOUTH KOREA 1.1%

Common Stocks 1.0%

KT	5,901	116
KT, ADR (USD)	10,568	104
LG Household & Health Care	1,485	1,684
NAVER	7,312	1,185
POSCO	828	125
Samsung Electronics	92,371	3,798
SK Hynix	8,059	555
		7,567

Preferred Stocks 0.1%

Samsung Electronics (3)	12,775	443
		443
Total South Korea (Cost $6,922)		**8,010**

SPAIN 0.6%

Common Stocks 0.6%

Acerinox	44,368	334
Aedas Homes (1)	25,219	386
Amadeus IT Group, A Shares	16,849	804
Bankinter	71,749	296
Cellnex Telecom	12,419	650
Cia De Distribucion Integral Logista Holdings	29,353	524
CIE Automotive	4,762	83
Grifols	9,399	321
Iberdrola	28,232	281
Indra Sistemas (1)	7,449	64
Inmobiliaria Colonial Socimi	29,116	281

Laboratorios Farmaceuticos Rovi	7,911	226
		4,250
Corporate Bonds 0.0%		
Banco Santander, 3.848%, 4/12/23 (USD)	200,000	207
		207
Total Spain (Cost $4,627)		**4,457**

SUPRANATIONAL 0.0%

Corporate Bonds 0.0%		
European Investment Bank, 1.625%, 12/15/20 (USD)	65,000	65
Total Supranational (Cost $65)		**65**

SWEDEN 0.8%

Common Stocks 0.8%		
Ambea	20,758	102
Autoliv, SDR	6,984	412
Avanza Bank Holding	14,536	176
Boliden	5,400	109
Elekta, B Shares (4)	51,386	467
Epiroc, A Shares	30,799	308
Epiroc, B Shares	2,508	25
Essity, B Shares (1)	9,846	319
Getinge, B Shares	41,979	805
Hexagon, B Shares (1)	4,728	232
Hufvudstaden, A Shares	1,510	19
Husqvarna, B Shares (4)	43,766	263
LM Ericsson, B Shares	42,970	367
Lundin Energy	4,405	113
Nordea Bank (1)	93,439	599
Nordea Bank (EUR) (1)	972	6
Sandvik (1)	8,764	135
Spotify Technology (USD) (1)	4,001	606
Svenska Handelsbanken, A Shares (1)	33,293	304
Swedbank, A Shares (1)	13,489	160
Thule Group	14,560	271

Trelleborg, B Shares (1)	5,668	72
		5,870
Corporate Bonds 0.0%		
Svenska Handelsbanken, 3.35%, 5/24/21 (USD)	100,000	102
		102
Total Sweden (Cost $5,919)		**5,972**

SWITZERLAND 1.9%

Common Stocks 1.9%		
ABB	16,886	321
Adecco Group	1,934	85
Alcon (1)	4,978	263
ams (1)	10,767	141
Bucher Industries	82	23
DKSH Holding (1)	3,078	173
dormakaba Holding	89	44
Flughafen Zurich (1)	3,231	400
Julius Baer Group	14,180	557
Lonza Group	1,000	437
Nestle	32,893	3,484
Novartis	27,864	2,378
PSP Swiss Property	698	81
Roche Holding	9,183	3,180
Sensirion Holding (1)	2,316	83
Tecan Group	1,220	393
Temenos (4)	1,013	131
UBS Group	19,830	212
Zur Rose Group (1)	1,497	246
Zurich Insurance Group	3,042	964
		13,596
Corporate Bonds 0.0%		
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(7)	250,000	254
		254
Total Switzerland (Cost $11,101)		**13,850**

TAIWAN 1.0%

Common Stocks 1.0%

China Steel	43,000	29
Chunghwa Precision Test Tech	4,000	87
Largan Precision	9,000	1,227
President Chain Store	39,000	403
Silergy	6,000	238
Taiwan Semiconductor Manufacturing	432,000	4,358
Taiwan Union Technology	39,000	176
Uni-President Enterprises	110,910	258
Vanguard International Semiconductor	39,000	90
Wiwynn	7,000	180
Total Taiwan (Cost $5,020)		**7,046**

THAILAND 0.2%

Common Stocks 0.2%

Airports of Thailand	108,600	210
CP ALL (1)	439,100	956
Total Thailand (Cost $1,079)		**1,166**

TURKEY 0.0%

Common Stocks 0.0%

BIM Birlesik Magazalar	20,733	165
Total Turkey (Cost $157)		**165**

UNITED ARAB EMIRATES 0.1%

Common Stocks 0.1%

Air Arabia	297,317	92
First Abu Dhabi Bank	162,892	508
Network International Holdings (GBP) (1)	81,427	425
Total United Arab Emirates (Cost $1,116)		**1,025**

UNITED KINGDOM 3.2%

Common Stocks 3.1%

Abcam	22,444	359
AJ Bell	25,946	129
Amcor, CDI (AUD)	66,916	610
Anglo American	2,687	48
Ascential	97,481	310
Ashtead Group	9,360	256
ASOS (1)	19,472	587
AstraZeneca	4,572	478
AstraZeneca, ADR (USD)	9,102	476
Aviva	45,040	136
BHP Group	18,049	303
BP, ADR (USD)	9,400	224
British American Tobacco	4,737	183
BT Group	86,798	126
Bunzl	19,006	412
Burberry Group	16,612	288
Centamin	1,411	3
Clarivate Analytics (USD) (1)	17,040	392
Close Brothers Group	4,591	63
Compass Group	12,047	203
Croda International	3,100	190
Derwent London	981	38
Diageo	10,673	367
Direct Line Insurance Group	25,456	87
Draper Esprit (1)	25,673	120
Farfetch, Class A (USD) (1)	5,239	69
First Derivatives	6,659	217
Funding Circle Holdings (1)(4)	88,056	96
Genus	5,182	223
GlaxoSmithKline	20,714	432
GlaxoSmithKline, ADR (USD)	22,699	955
Glencore	27,808	52
Grainger	5,110	17
Great Portland Estates	98,165	836

Helios Towers (1)	102,204	161
Hiscox	15,758	139
HomeServe	38,960	546
HSBC Holdings	22,985	118
Informa	15,147	84
Intermediate Capital Group	19,436	275
Investec	44,873	92
IP Group (1)(4)	41,096	29
IQE (1)	258,664	133
Johnson Matthey	23,477	588
Keywords Studios (4)	10,892	218
Kingfisher	104,115	207
LivaNova (USD) (1)	2,115	112
Lloyds Banking Group	1,687,818	683
London Stock Exchange Group	3,267	306
Majestic Wines (4)	19,102	88
Meggitt	78,927	276
Melrose Industries	145,135	181
Mondi	4,936	87
National Grid	24,262	284
Next	4,737	282
Ninety One (1)	13,361	29
Ocado Group (1)	22,262	450
Persimmon	8,006	222
Playtech	60,479	177
Polypipe Group	14,321	90
Reckitt Benckiser Group	3,906	325
RELX	23,894	539
Renishaw	3,614	160
Rightmove	11,380	71
Rio Tinto	7,012	325
Rolls-Royce Holdings	21,045	87
Rotork	31,127	97
Royal Dutch Shell, B Shares	30,472	488
Royal Dutch Shell, Class B, ADR (USD)	5,864	187
RSA Insurance Group	7,687	35

Segro	27,498	288
Shaftesbury	1,333	10
Smith & Nephew	25,902	507
Smiths Group	8,042	125
Spirax-Sarco Engineering	1,514	166
SSP Group	22,633	80
Standard Chartered	16,383	84
Syncona (9)	43,598	112
Trainline (1)	39,737	190
Travis Perkins	16,050	210
Tyman	33,942	72
Unilever	19,248	991
UNITE Group	13,380	148
Victrex	11,116	278
Vodafone Group	332,340	469
Vodafone Group, ADR (USD)	20,915	296
WANdisco (1)(4)	11,981	85
Watches of Switzerland Group (1)	29,122	92
Weir Group	6,148	73
WPP	49,988	388
YouGov	26,249	221
		22,341
Convertible Preferred Stocks 0.0%		
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $48 (USD) (1)(5)(6)	116	36
		36
Corporate Bonds 0.1%		
Experian Finance, 2.75%, 3/8/30 (USD) (2)	200,000	199
HSBC Holdings, 5.10%, 4/5/21 (USD)	20,000	20
RELX Capital, 3.50%, 3/16/23 (USD)	45,000	47
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (USD) (7)	300,000	318
Vodafone Group, 3.75%, 1/16/24 (USD)	180,000	194
WPP Finance 2010, 3.625%, 9/7/22 (USD)	290,000	293
		1,071
Total United Kingdom (Cost $26,394)		**23,448**

UNITED STATES 66.0%

Common Stocks 27.6%

Abbott Laboratories	2,262	208
AbbVie	43,824	3,602
Acadia Realty Trust, REIT	4,480	56
Advanced Micro Devices (1)	10,824	567
AGCO	311	16
Agilent Technologies	7,544	578
Air Products & Chemicals	475	107
Alexander & Baldwin, REIT	1,017	13
Alexandria Real Estate Equities, REIT	846	133
Alexion Pharmaceuticals (1)	6,713	721
Alphabet, Class A (1)	476	641
Alphabet, Class C (1)	4,321	5,828
Altice USA, Class A (1)	12,318	320
Altria Group	12,788	502
Amazon.com (1)	4,751	11,754
Ameren	11,915	867
American Campus Communities, REIT	13,076	461
American Electric Power	6,332	526
American International Group	86,856	2,209
American Tower, REIT	97	23
Amgen	191	46
Anthem	5,344	1,500
Apple	19,608	5,761
Applied Materials	41,735	2,073
Aptiv	190	13
Atlassian, Class A (1)	1,014	158
Atmos Energy	168	17
Automatic Data Processing	226	33
AvalonBay Communities, REIT	5,555	905
Avery Dennison	249	27
Ball	765	50
Bank of America	100,944	2,428
Becton Dickinson & Company	7,537	1,903
Berkshire Hathaway, Class B (1)	152	28

Biogen (1)	142	42
Boeing	673	95
Booking Holdings (1)	402	595
Boston Properties, REIT	216	21
Boston Scientific (1)	25,869	970
Bright Horizons Family Solutions (1)	2,409	281
Broadcom	3,284	892
Camden Property Trust, REIT	1,532	135
Capital One Financial	11,485	744
Carvana (1)	8,052	645
Caterpillar	918	107
Cboe Global Markets	5,381	535
Centene (1)	7,025	468
CenterPoint Energy	32,260	549
Ceridian HCM Holding (1)	2,700	159
CF Industries Holdings	1,217	33
Charles Schwab	21,976	829
Chevron	10,810	995
Chipotle Mexican Grill (1)	141	124
Chubb	6,812	736
Cigna	5,216	1,021
Cintas	255	57
Citigroup	11,225	545
Citrix Systems	298	43
CME Group	3,862	688
Concho Resources	1,234	70
ConocoPhillips	2,850	120
Constellation Brands, Class A	212	35
Continental Resources	21,168	347
Cooper	1,105	317
CoStar Group (1)	583	378
Coupa Software (1)	86	15
Crowdstrike Holdings, Class A (1)	2,668	181
CubeSmart, REIT	2,497	63
Cummins	1,604	262
CVS Health	9,365	576

CyrusOne, REIT	259	18
Danaher	27,302	4,463
Deere	6,086	883
Devon Energy	1,993	25
Diamondback Energy	674	29
Digital Realty Trust, REIT	6,531	976
DocuSign (1)	5,949	623
Dollar General	3,663	642
Dollar Tree (1)	525	42
Dominion Energy	4,261	329
Douglas Emmett, REIT	3,510	107
DuPont de Nemours	8,815	414
E*TRADE Financial	19,091	775
EastGroup Properties, REIT	346	37
Edison International	22,919	1,346
Elanco Animal Health (1)	37,894	936
Electronic Arts (1)	927	106
Entegris	370	20
Entergy	10,610	1,013
Envista Holdings (1)	9,856	192
EOG Resources	9,658	459
EPR Properties, REIT	60	2
Equifax	5,715	794
Equinix, REIT	124	84
Equitable Holdings	49,029	898
Equity LifeStyle Properties, REIT	903	54
Equity Residential, REIT	2,348	153
Essex Property Trust, REIT	486	119
Euronet Worldwide (1)	2,487	228
Exact Sciences (1)	1,187	94
Exxon Mobil	13,301	618
Facebook, Class A (1)	24,689	5,054
Federal Realty Investment Trust, REIT	535	45
Fidelity National Information Services	11,915	1,571
Fifth Third Bancorp	34,715	649
First Industrial Realty Trust, REIT	271	10

Fiserv (1)	7,254	748
FleetCor Technologies (1)	4,182	1,009
Fortive	802	51
Freeport-McMoRan	4,751	42
FTI Consulting (1)	2,109	269
General Electric	324,701	2,208
Global Payments	10,875	1,805
Goldman Sachs Group	2,721	499
Halliburton	23,661	248
Hartford Financial Services Group	11,754	447
HCA Healthcare	20,776	2,283
Healthcare Realty Trust, REIT	2,569	76
Healthcare Trust of America, Class A, REIT	2,640	65
Hess	2,923	142
Highwoods Properties, REIT	738	29
Hilton Worldwide Holdings	9,702	735
Home Depot	843	185
Honeywell International	6,697	950
Host Hotels & Resorts, REIT	2,326	29
Hudson Pacific Properties, REIT	1,930	47
Humana	2,543	971
Huntsman	1,151	19
IAC/InterActiveCorp (1)	1,331	297
IHS Markit	180	12
Incyte (1)	1,486	145
Intel	17,065	1,024
Intercontinental Exchange	8,451	756
International Paper	15,178	520
Intuit	5,855	1,580
Intuitive Surgical (1)	2,169	1,108
Jacobs Engineering Group	9,456	782
JBG SMITH Properties, REIT	19,314	656
JPMorgan Chase	3,827	366
Kansas City Southern	2,053	268
Keysight Technologies (1)	12,093	1,170
Kilroy Realty, REIT	636	40

KLA	118	19
Kosmos Energy	13,260	22
L3Harris Technologies	723	140
Lam Research	610	156
Liberty Latin America, Class C (1)	7,267	75
Linde (EUR) (4)	1,554	287
Linde	17,365	3,195
Littelfuse	1,393	202
Lululemon Athletica (1)	1,203	269
Magnolia Oil & Gas, Class A (1)	3,104	20
Marathon Petroleum	428	14
MarketAxess Holdings	568	258
Marriott International, Class A	10,748	977
Marsh & McLennan	17,524	1,706
Marvell Technology Group	9,180	245
Mastercard, Class A	6,822	1,876
Match Group (1)	257	20
Maxim Integrated Products	14,607	803
McDonald's	10,027	1,881
Medtronic	3,235	316
Merck	4,238	336
MetLife	20,324	733
Micron Technology (1)	38,028	1,821
Microsoft	64,659	11,588
Molina Healthcare (1)	2,281	374
Mondelez International, Class A	8,257	425
Monster Beverage (1)	4,180	258
Morgan Stanley	63,602	2,508
Motorola Solutions	7,211	1,037
MSCI	244	80
National Fuel Gas	385	16
National Retail Properties, REIT	121	4
Netflix (1)	6,032	2,533
Newmont (CAD)	476	28
Newmont	3,724	222
NextEra Energy	19,949	4,611

NIKE, Class B	1,481	129
NiSource	13,506	339
Norfolk Southern	4,179	715
Northrop Grumman	470	155
Nucor	1,325	55
NVIDIA	3,463	1,012
O'Reilly Automotive (1)	2,145	829
Packaging Corp. of America	14,122	1,365
Paramount Group, REIT	260	3
Parsley Energy, Class A	894	8
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(5)(6)	21,572	41
Paycom Software (1)	460	120
PayPal Holdings (1)	11,287	1,388
Pebblebrook Hotel Trust, REIT	879	10
PepsiCo	1,923	254
Philip Morris International	14,492	1,081
Phillips 66	1,001	73
Pioneer Natural Resources	817	73
Planet Fitness, Class A (1)	7,572	457
PNC Financial Services Group	2,584	276
PPD (1)	2,845	68
PPG Industries	7,802	709
Procter & Gamble	1,472	174
Prologis, REIT	46,541	4,153
PS Business Parks, REIT	301	39
Public Storage, REIT	649	120
Quaker Chemical	213	32
QUALCOMM	26,334	2,072
Rayonier, REIT	1,394	34
RealPage (1)	5,305	342
Realty Income, REIT	244	13
Regency Centers, REIT	1,002	44
Regeneron Pharmaceuticals (1)	65	34
Rexford Industrial Realty, REIT	1,054	43
Rockwell Automation	3,692	700
Roper Technologies	3,571	1,218

Ross Stores	12,936	1,182
RPM International	816	54
S&P Global	1,292	378
salesforce.com (1)	10,552	1,709
Sanderson Farms	238	32
Schlumberger	13,421	226
Seattle Genetics (1)	308	42
Sempra Energy	24,015	2,974
ServiceNow (1)	4,500	1,582
Sherwin-Williams	277	149
Silgan Holdings	586	20
Simon Property Group, REIT	1,117	75
SL Green Realty, REIT	1,626	86
Slack Technologies, Class A (1)	6,172	165
Snap, Class A (1)	40,770	718
Southern	26,741	1,517
Spirit Realty Capital, REIT	169	5
Splunk (1)	4,673	656
State Street	1,115	70
Steel Dynamics	920	22
Stryker	8,985	1,675
Sun Communities, REIT	3,958	532
Sunstone Hotel Investors, REIT	6,326	58
Synopsys (1)	7,823	1,229
Target	5,854	642
TD Ameritrade Holding	2,249	88
Teladoc Health (1)	7,017	1,155
Teleflex	65	22
Terreno Realty, REIT	1,492	82
Tesla (1)	143	112
Texas Instruments	16,465	1,911
Thermo Fisher Scientific	9,149	3,062
TJX	4,770	234
Toro	362	23
Truist Financial	17,872	667
Tyson Foods, Class A	27,099	1,685

Ultragenyx Pharmaceutical (1)	1,781	108
Union Pacific	3,804	608
United Airlines Holdings (1)	101	3
UnitedHealth Group	13,380	3,913
Urban Edge Properties, REIT	1,424	16
Valero Energy	1,200	76
Veeva Systems, Class A (1)	418	80
Venture Global LNG, Series C, Acquisition Date: 10/16/17, Cost $4 (1)(5)(6)	1	4
VEREIT, REIT	1,018	6
Vertex Pharmaceuticals (1)	4,910	1,233
Visa, Class A	14,638	2,616
VMware, Class A (1)	1,227	161
Vornado Realty Trust, REIT	401	18
Walt Disney	6,579	712
Waste Connections	1,984	170
Waste Management	205	21
Wells Fargo	24,239	704
Welltower, REIT	1,056	54
Westlake Chemical	599	26
Westrock	8,510	274
Weyerhaeuser, REIT	3,138	69
Williams	44,306	858
Willis Towers Watson	2,440	435
Wix.com (1)	8,873	1,161
Workday, Class A (1)	2,850	439
WP Carey, REIT	378	25
WPX Energy (1)	2,121	13
Wynn Resorts	336	29
Xcel Energy	426	27
Xilinx	6,060	530
Yum! Brands	19,649	1,698
Zimmer Biomet Holdings	2,809	336
Zoetis	1,182	153
		201,784

Convertible Preferred Stocks 0.2%		
American Electric Power, 6.125%, 3/15/22	631	32
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	2,361	140
Broadcom, Series A, 8.00%, 9/30/22	139	141
Farmers Business Network, Series D, Acquisition Date: 11/3/17, Cost $3 (1)(5)(6)	163	3
Fortive, Series A, 5.00%, 7/1/21	154	127
NextEra Energy, 5.279%, 3/1/23	879	38
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost $137 (1)(5)(6)	12,707	136
Sempra Energy, Series A, 6.00%, 1/15/21	1,865	192
Sempra Energy, Series B, 6.75%, 7/15/21	502	51
Southern, Series A, 6.75%, 8/1/22	8,566	409
Uipath, Series D-1Acquisition Date: 4/26/19, Cost $54 (1)(5)(6)	1,365	40
Uipath, Series D-2Acquisition Date: 4/26/19, Cost $9 (1)(5)(6)	229	6
		1,315
Corporate Bonds 4.1%		
AbbVie, 2.95%, 11/21/26 (2)	145,000	153
AbbVie, 3.60%, 5/14/25	240,000	261
AbbVie, 4.50%, 5/14/35	30,000	35
Agilent Technologies, 3.875%, 7/15/23	65,000	68
AHS Hospital, 5.024%, 7/1/45	20,000	26
AIG Global Funding, 2.15%, 7/2/20 (2)	25,000	25
AIG Global Funding, 3.35%, 6/25/21 (2)	130,000	133
Air Lease, 2.50%, 3/1/21	85,000	82
Air Lease, 3.50%, 1/15/22	75,000	71
Air Lease, 3.625%, 4/1/27	45,000	39
Alexandria Real Estate Equities, 4.00%, 1/15/24	30,000	32
Altria Group, 4.75%, 5/5/21	20,000	21
Amazon.com, 2.80%, 8/22/24	50,000	54
Amazon.com, 3.875%, 8/22/37	150,000	184
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	24,555	20
American Airlines PTT, Series 2015-1, Class A, 3.375%, 5/1/27	27,213	22
American Airlines PTT, Series 2019-1, Class Aa, 3.15%, 2/15/32	182,152	159
American Campus Communities Operating Partnership, 3.625%, 11/15/27	230,000	227
American Express, 2.20%, 10/30/20	105,000	105

American International Group, 3.30%, 3/1/21	270,000	274
Anthem, 2.50%, 11/21/20	50,000	50
Anthem, 4.101%, 3/1/28	130,000	146
Anthem, 4.65%, 1/15/43	20,000	24
Aon, 2.20%, 11/15/22	195,000	199
Aon, 2.80%, 3/15/21	65,000	66
Aon, 3.875%, 12/15/25	25,000	27
Appalachian Power, 4.45%, 6/1/45	40,000	48
Apple, 3.20%, 5/13/25	260,000	288
Apple, 3.20%, 5/11/27	300,000	334
Aptiv, 4.15%, 3/15/24	15,000	15
AT&T, 3.00%, 6/30/22	150,000	154
AutoZone, 3.125%, 4/21/26	170,000	177
AutoZone, 3.75%, 6/1/27	70,000	73
Baltimore Gas & Electric, 3.35%, 7/1/23	225,000	238
Bank of America, 3.50%, 4/19/26	400,000	435
Bank of America, 4.45%, 3/3/26	50,000	55
Bank of America, FRN, 3M USD LIBOR + 0.65%, 1.866%, 6/25/22	250,000	247
Bank of America, VR, 3.55%, 3/5/24 (7)	100,000	105
Bank of America, VR, 4.244%, 4/24/38 (7)	120,000	141
Becton Dickinson & Company, 3.70%, 6/6/27	183,000	198
Berkshire Hathaway, 2.75%, 3/15/23	35,000	37
Berkshire Hathaway Energy, 5.15%, 11/15/43	25,000	34
Biogen, 3.625%, 9/15/22	90,000	95
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	9
Booking Holdings, 3.65%, 3/15/25	30,000	31
Bristol-Myers Squibb, 2.90%, 7/26/24 (2)	255,000	272
Bristol-Myers Squibb, 3.55%, 8/15/22 (2)	250,000	264
Brixmor Operating Partnership, 3.875%, 8/15/22	20,000	20
Brixmor Operating Partnership, 3.90%, 3/15/27	25,000	25
Broadcom, 2.20%, 1/15/21	135,000	135
Burlington Northern Santa Fe, 3.05%, 9/1/22	65,000	68
Cameron LNG, 2.902%, 7/15/31 (2)	40,000	39
Cameron LNG, 3.701%, 1/15/39 (2)	30,000	29
Capital One Financial, 3.20%, 1/30/23	230,000	234
Capital One Financial, 3.45%, 4/30/21	135,000	137

Cardinal Health, 3.41%, 6/15/27	125,000	133
Cardinal Health, 3.75%, 9/15/25	80,000	85
Caterpillar Financial Services, 3.15%, 9/7/21	250,000	257
CC Holdings, 3.849%, 4/15/23	25,000	26
Centra Health, 4.70%, 1/1/48	385,000	456
Charter Communications Operating, 4.50%, 2/1/24	250,000	271
Charter Communications Operating, 4.908%, 7/23/25	50,000	56
Cigna, 3.25%, 4/15/25 (2)	250,000	266
Cigna, 3.75%, 7/15/23	117,000	125
Citibank, 3.40%, 7/23/21	250,000	257
Citigroup, 4.45%, 9/29/27	70,000	77
Citigroup, VR, 3.887%, 1/10/28 (7)	315,000	340
Citigroup, VR, 4.075%, 4/23/29 (7)	100,000	110
CMS Energy, 4.875%, 3/1/44	25,000	31
Columbia Pipeline Group, 3.30%, 6/1/20	40,000	40
Comcast, 2.65%, 2/1/30	225,000	239
CommonSpirit Health, 2.76%, 10/1/24	95,000	93
CommonSpirit Health, 2.95%, 11/1/22	25,000	25
Concho Resources, 3.75%, 10/1/27	25,000	24
Continental Resources, 4.375%, 1/15/28	60,000	46
Crown Castle International, 3.70%, 6/15/26	40,000	43
Crown Castle International, 4.75%, 5/15/47	30,000	37
Crown Castle Towers, 3.72%, 7/15/23 (2)	125,000	130
CVS Health, 3.25%, 8/15/29	225,000	240
CVS Health, 3.50%, 7/20/22	40,000	42
Daimler Finance North America, 2.30%, 2/12/21 (2)	150,000	149
DCP Midstream Operating, 3.875%, 3/15/23	25,000	21
Delta Air Lines, 3.80%, 4/19/23	75,000	64
Delta Air Lines PTT, Series 2015-1, Class B, 4.25%, 7/30/23	27,990	19
Devon Energy, 5.00%, 6/15/45	30,000	25
Diamondback Energy, 2.875%, 12/1/24	270,000	247
Discover Financial Services, 3.75%, 3/4/25	15,000	15
Discover Financial Services, 3.85%, 11/21/22	95,000	97
Dominion Energy, 2.579%, 7/1/20	230,000	230
Dow Chemical, 3.15%, 5/15/24	90,000	94
Eaton Vance, 3.625%, 6/15/23	15,000	16

Ecolab, 3.25%, 12/1/27	265,000	291
Elanco Animal Health, 4.662%, 8/27/21	30,000	31
Energy Transfer Operating, 5.25%, 4/15/29	120,000	121
Equitable Holdings, 3.90%, 4/20/23	45,000	47
Essex Portfolio, 2.65%, 3/15/32	135,000	131
Eversource Energy, 3.30%, 1/15/28	15,000	16
Express Scripts Holding, 2.60%, 11/30/20	145,000	146
Federal Realty Investment Trust, 2.55%, 1/15/21	60,000	60
Fidelity National Information Services, 4.25%, 5/15/28	135,000	151
Fifth Third Bancorp, 4.30%, 1/16/24	65,000	70
Fifth Third Bank, 3.35%, 7/26/21	250,000	255
FirstEnergy, Series C, 7.375%, 11/15/31	60,000	87
FirstEnergy Transmission, 4.35%, 1/15/25 (2)	65,000	71
Fiserv, 3.20%, 7/1/26	100,000	107
Florida Gas Transmission, 3.875%, 7/15/22 (2)	20,000	20
Florida Gas Transmission, 4.35%, 7/15/25 (2)	215,000	218
Ford Motor Credit, 3.47%, 4/5/21	200,000	191
GE Capital International Funding, 4.418%, 11/15/35	200,000	208
General Dynamics, 2.875%, 5/11/20	260,000	260
General Motors, 4.00%, 4/1/25	55,000	53
General Motors Financial, 3.55%, 7/8/22	205,000	198
George Washington University, Series 2014, 4.30%, 9/15/44	15,000	18
Gilead Sciences, 3.25%, 9/1/22	20,000	21
Goldman Sachs Group, 2.75%, 9/15/20	115,000	116
Goldman Sachs Group, 3.00%, 4/26/22	125,000	127
Goldman Sachs Group, 3.50%, 1/23/25	300,000	318
Goldman Sachs Group, 3.85%, 1/26/27	115,000	124
Goldman Sachs Group, 5.15%, 5/22/45	15,000	18
Goldman Sachs Group, 6.75%, 10/1/37	10,000	14
Hackensack Meridian Health, 4.211%, 7/1/48	155,000	183
Harley-Davidson Financial Services, 3.55%, 5/21/21 (2)	200,000	200
Hasbro, 3.00%, 11/19/24	150,000	149
HCA, 4.125%, 6/15/29	235,000	254
Healthcare Realty Trust, 3.625%, 1/15/28	30,000	30
High Street Funding Trust I, 4.111%, 2/15/28 (2)	100,000	108
Hyatt Hotels, 3.375%, 7/15/23	30,000	29

Hyundai Capital America, 3.45%, 3/12/21 (2)	170,000	170
Indiana University Health Obligated Group, 3.97%, 11/1/48	145,000	165
Intercontinental Exchange, 3.45%, 9/21/23	275,000	295
Intercontinental Exchange, 3.75%, 12/1/25	75,000	83
International Paper, 5.00%, 9/15/35	35,000	41
Interpublic Group, 3.50%, 10/1/20	30,000	30
Interpublic Group, 4.00%, 3/15/22	55,000	56
ITC Holdings, 2.70%, 11/15/22	95,000	97
John Deere Capital, 2.35%, 1/8/21	75,000	76
JPMorgan Chase, 3.375%, 5/1/23	410,000	429
JPMorgan Chase, VR, 3.559%, 4/23/24 (7)	125,000	132
JPMorgan Chase, VR, 3.882%, 7/24/38 (7)	160,000	181
Kansas City Southern, 2.875%, 11/15/29	55,000	56
Kansas City Southern, 4.30%, 5/15/43	25,000	28
Kentucky Utilities, 4.375%, 10/1/45	65,000	80
Keurig Dr Pepper, 3.551%, 5/25/21	265,000	271
KeyBank, 3.35%, 6/15/21	260,000	266
KeyCorp, 2.25%, 4/6/27	90,000	88
KeyCorp, 2.90%, 9/15/20	40,000	40
Keysight Technologies, 4.55%, 10/30/24	230,000	249
Kilroy Realty, 3.45%, 12/15/24	40,000	41
Kilroy Realty, 4.25%, 8/15/29	25,000	26
Kilroy Realty, 4.375%, 10/1/25	15,000	15
Kimco Realty, 3.40%, 11/1/22	20,000	21
L3Harris Technologies, 4.854%, 4/27/35	50,000	62
Liberty Mutual Group, 4.25%, 6/15/23 (2)	10,000	11
Liberty Mutual Group, 4.85%, 8/1/44 (2)	20,000	23
Life Storage, 4.00%, 6/15/29	145,000	151
LYB International Finance II, 3.50%, 3/2/27	300,000	306
M&T Bank, 3.55%, 7/26/23	345,000	373
Marsh & McLennan, 3.30%, 3/14/23	10,000	10
Marsh & McLennan, 3.50%, 6/3/24	115,000	123
MassMutual Global Funding II, 1.95%, 9/22/20 (2)	200,000	201
McDonald's, 1.45%, 9/1/25	65,000	65
MedStar Health, 3.626%, 8/15/49	130,000	141
Metropolitan Life Global Funding I, 2.05%, 6/12/20 (2)	150,000	150

Microchip Technology, 3.922%, 6/1/21	40,000	41
Micron Technology, 2.497%, 4/24/23	85,000	86
Micron Technology, 4.185%, 2/15/27	100,000	107
Microsoft, 4.20%, 11/3/35	90,000	115
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2)	110,000	121
Mississippi Power, 3.95%, 3/30/28	170,000	187
Morgan Stanley, 3.125%, 1/23/23	485,000	504
Morgan Stanley, 4.10%, 5/22/23	200,000	211
Morgan Stanley, 4.30%, 1/27/45	45,000	54
Morgan Stanley, VR, 3.971%, 7/22/38 (7)	135,000	154
MPLX, FRN, 3M USD LIBOR + 1.10%, 2.099%, 9/9/22	210,000	186
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	10,000	10
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	145,000	147
New York Life Global Funding, 3.25%, 8/6/21 (2)	135,000	139
NextEra Energy Capital Holdings, Series H, 3.342%, 9/1/20	250,000	252
NiSource, 3.49%, 5/15/27	215,000	232
NiSource, 3.95%, 3/30/48	105,000	119
Nissan Motor Acceptance, 3.65%, 9/21/21 (2)	110,000	106
Northern Trust, 3.95%, 10/30/25	25,000	28
Nucor, 3.95%, 5/1/28	130,000	142
O'Reilly Automotive, 3.60%, 9/1/27	145,000	149
O'Reilly Automotive, 3.80%, 9/1/22	125,000	126
Occidental Petroleum, 2.60%, 8/13/21	35,000	33
Occidental Petroleum, 2.90%, 8/15/24	210,000	158
Occidental Petroleum, 3.40%, 4/15/26	75,000	54
Omnicom Group, 3.60%, 4/15/26	50,000	53
Omnicom Group, 3.65%, 11/1/24	50,000	53
Oracle, 2.40%, 9/15/23	300,000	314
PACCAR Financial, 3.10%, 5/10/21	175,000	179
Packaging Corp of America, 3.65%, 9/15/24	15,000	16
Paypal Holdings, 2.40%, 10/1/24	345,000	357
Penske Truck Leasing, 3.20%, 7/15/20 (2)	65,000	65
Perrigo Finance, 4.375%, 3/15/26	200,000	215
PNC Financial Services Group, 3.30%, 3/8/22	20,000	21
President & Fellows of Harvard College, 3.619%, 10/1/37	25,000	29
Pricoa Global Funding I, 3.45%, 9/1/23 (2)	270,000	288

Principal Financial Group, 3.30%, 9/15/22	25,000	26
Principal Financial Group, 3.40%, 5/15/25	35,000	37
Prologis, 2.125%, 4/15/27	30,000	30
Providence Health & Services Obligated Group, 4.379%, 10/1/23	25,000	28
QUALCOMM, 3.25%, 5/20/27	107,000	116
QVC, 4.85%, 4/1/24	20,000	19
Regency Centers, 4.125%, 3/15/28	35,000	37
Reinsurance Group of America, 5.00%, 6/1/21	20,000	21
Republic Services, 3.375%, 11/15/27	230,000	249
Roper Technologies, 2.95%, 9/15/29	60,000	62
Roper Technologies, 3.00%, 12/15/20	50,000	50
Roper Technologies, 3.80%, 12/15/26	50,000	54
Sabine Pass Liquefaction, 4.20%, 3/15/28	50,000	49
SBA Tower Trust, 2.836%, 1/15/25 (2)	250,000	255
Simon Property Group, 3.375%, 10/1/24	45,000	45
Spectra Energy Partners, 3.375%, 10/15/26	40,000	39
Spectra Energy Partners, 4.75%, 3/15/24	170,000	182
State Street, 2.55%, 8/18/20	65,000	65
State Street, 3.10%, 5/15/23	25,000	26
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (2)	130,000	154
Texas Instruments, 1.375%, 3/12/25	45,000	45
Time Warner Cable, 4.00%, 9/1/21	10,000	10
Time Warner Cable, 6.55%, 5/1/37	13,000	16
Time Warner Cable, 6.75%, 6/15/39	13,000	17
Toyota Motor Credit, 2.95%, 4/13/21	250,000	254
Trinity Health, 4.125%, 12/1/45	25,000	29
Truist Bank, VR, 3.502%, 8/2/22 (7)	350,000	358
Union Pacific, 4.75%, 9/15/41	10,000	13
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	2,725	2
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26	3,729	3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	321,894	225
UnitedHealth Group, 3.75%, 7/15/25	40,000	45
Ventas Realty, 3.25%, 8/15/22	20,000	20
Verizon Communications, 2.625%, 8/15/26	230,000	245
Verizon Communications, 5.15%, 9/15/23	25,000	28

Visa, 2.15%, 9/15/22	90,000	93
Visa, 4.15%, 12/14/35	90,000	113
Vistra Operations, 3.55%, 7/15/24 (2)	135,000	135
Walmart, 3.40%, 6/26/23	300,000	325
Walt Disney, 4.50%, 2/15/21	20,000	20
Walt Disney Co/the, 5.65%, 8/15/20	20,000	20
Wells Fargo, 3.069%, 1/24/23	465,000	475
Wells Fargo, 3.50%, 3/8/22	95,000	98
Wells Fargo Bank, VR, 3.325%, 7/23/21 (7)	250,000	250
Western Midstream Operating, 4.00%, 7/1/22	20,000	19
Willis North America, 3.60%, 5/15/24	40,000	42
Willis North America, 4.50%, 9/15/28	160,000	182
WP Carey, 3.85%, 7/15/29	215,000	211
		29,747
Asset-Backed Securities 0.5%		
Arby's Funding, Series 2015-1A, Class A2, 4.969%, 10/30/45 (2)	95,500	94
Ascentium Equipment Receivables Trust, Series 2018-1A, Class A3, 3.21%, 9/11/23 (2)	103,483	104
Avis Budget Rental Car Funding AESOP, Series 2015-1A, Class A, 2.50%, 7/20/21 (2)	122,500	118
Avis Budget Rental Car Funding AESOP, Series 2016-2A, Class A, 2.72%, 11/20/22 (2)	150,000	141
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class B, 3.55%, 9/22/25 (2)	105,000	95
CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%, 10/17/22	12,380	12
CarMax Auto Owner Trust, Series 2018-2, Class A3, 2.98%, 1/17/23	69,733	71
CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, 2/15/23	27,071	27
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27	170,000	166
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%, 7/15/30 (2)	205,000	213
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class B, 2.34%, 9/15/22	105,000	102
GM Financial Automobile Leasing Trust, Series 2018-2, Class A4, 3.16%, 4/20/22	65,000	65
GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.81%, 12/16/22	105,973	107

GreatAmerica Leasing Receivables Funding, Series 2018-1, Class A3, 2.60%, 6/15/21 (2)	20,981	21
Hardee's Funding, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	44,325	43
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (2)	108,350	101
Hyundai Auto Receivables Trust, Series 2018-A, Class A3, 2.79%, 7/15/22	50,753	51
Jimmy Johns Funding, Series 2017-1A, Class A2I, 3.61%, 7/30/47 (2)	24,313	24
Magnetite XXIII, Series 2019-23A, Class A, CLO, FRN, 3M USD LIBOR + 1.30%, 3.17%, 10/25/32 (2)	255,000	244
MMAF Equipment Finance, Series 2017-B, Class A3, 2.21%, 10/17/22 (2)	61,479	62
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (2)	130,000	131
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, 8/15/68 (2)	125,000	122
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, 10/15/68 (2)	237,416	238
Planet Fitness Master Issuer, Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	201,925	193
Santander Retail Auto Lease Trust, Series 2019-A, Class A3, 2.77%, 6/20/22 (2)	100,000	101
Sierra Timeshare Receivables Funding, Series 2015-3A, Class A, 2.58%, 9/20/32 (2)	11,678	12
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.70%, 5/15/31 (2)	144,564	145
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/34 (2)	252,280	254
SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.60%, 1/15/37 (2)	95,365	96
Sonic Capital, Series 2018-1A, Class A2, 4.026%, 2/20/48 (2)	49,292	48
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A, 2.62%, 10/15/25	50,000	52
Verizon Owner Trust, Series 2017-1A, Class C, 2.65%, 9/20/21 (2)	200,000	200
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B, 3.06%, 5/15/23	260,000	259
		3,712

Non-U.S. Government Mortgage-Backed Securities 0.7%

Ashford Hospitality Trust, Series 2018-ASHF, Class A, ARM, 1M USD LIBOR + 0.90%, 1.714%, 4/15/35 (2)	140,209	126
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M USD LIBOR + 0.93%, 1.744%, 12/15/36 (2)	150,000	140
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M USD LIBOR + 2.16%, 2.974%, 11/25/34 (2)	50,000	46
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65A, ARM, 4.411%, 5/15/52 (2)	100,000	87
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%, 11/10/49	55,000	59
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/58	25,000	27
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS, 3.915%, 4/14/50	100,000	103
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.647%, 12/10/41 (2)	100,000	99
Commercial Mortgage Trust, Series 2014-LC15, Class B, ARM, 4.599%, 4/10/47	45,000	45
Commercial Mortgage Trust, Series 2015-CR24, Class A5, 3.696%, 8/10/48	40,000	43
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/48	60,000	64
Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/48	100,000	108
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2, CMO, ARM, 1M USD LIBOR + 1.10%, 1.587%, 11/25/29	160,000	144
Connecticut Avenue Securities, Series 2018-C03, Class 1M1, CMO, ARM, 1M USD LIBOR + 0.68%, 1.167%, 10/25/30	8,893	9
Connecticut Avenue Securities, Series 2018-C05, Class 1M1, CMO, ARM, 1M USD LIBOR + 0.72%, 1.207%, 1/25/31	20,953	21
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, CMO, ARM, 2.976%, 12/25/57 (2)	26,634	27
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, CMO, ARM, 3.558%, 4/25/59 (2)	59,558	59
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (2)	89,172	88
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C, 3.75%, 12/10/36 (2)	165,000	144
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (2)	47,579	48

Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO, ARM, 2.657%, 10/25/59 (2)	100,274	101
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO, ARM, 2.964%, 10/25/59 (2)	88,704	90
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO, ARM, 2.31%, 1/25/60 (2)	119,195	118
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16, Class B, ARM, 5.161%, 11/10/46	175,000	183
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.764%, 7/10/48	25,000	27
Goldman Sachs Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM, 3.992%, 3/10/51	65,000	72
Goldman Sachs Mortgage Securities Trust, Series 2019-GSA1, Class B, 3.511%, 11/10/52	110,000	98
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD LIBOR + 1.633%, 2.447%, 12/15/36 (2)	70,000	58
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, CMO, ARM, 3.766%, 6/25/48 (2)	51,006	51
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1, CMO, ARM, 2.675%, 11/25/59 (2)	90,412	89
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3, CMO, ARM, 3.031%, 11/25/59 (2)	90,412	88
JPMorgan Barclays Bank Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	50,000	54
JPMorgan Barclays Bank Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	65,000	70
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (2)	173,520	173
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (2)	205,484	210
JPMorgan Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM, 1M USD LIBOR + 0.83%, 1.777%, 8/25/50 (2)	43,758	44
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (2)	77,793	79
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO, ARM, 3.25%, 5/25/62 (2)	106,754	109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102%, 5/15/46	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class B, ARM, 4.464%, 8/15/47	20,000	20
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48	35,000	37

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	85,000	90
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class AS, 4.068%, 12/15/47	155,000	161
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5, 2.86%, 9/15/49	25,000	25
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, 3.177%, 11/10/36 (2)	130,000	111
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M USD LIBOR + 1.589%, 2.403%, 4/15/32 (2)	100,000	79
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, CMO, ARM, 2.71%, 11/25/59 (2)	156,907	153
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD LIBOR + 1.10%, 1.587%, 10/25/59 (2)	88,759	88
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1, CMO, ARM, 3.00%, 9/25/55 (2)	15,000	14
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, CMO, ARM, 3.50%, 2/25/48 (2)	39,845	40
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (2)	65,315	66
Sequoia Mortgage Trust, Series 2018-CH4, Class A11, CMO, ARM, 4.00%, 10/25/48 (2)	63,857	64
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (2)	82,144	82
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1, CMO, ARM, 2.61%, 9/27/49 (2)	84,014	82
Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, CMO, ARM, 3.811%, 5/25/48 (2)	28,858	29
Structured Agency Credit Risk Debt Notes, Series 2019-HQA4, Class M1, CMO, ARM, 1M USD LIBOR + 0.77%, 1.257%, 11/25/49 (2)	35,803	35
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO, ARM, 2.75%, 5/25/55 (2)	34,741	35
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM, 2.75%, 10/25/57 (2)	85,559	86
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (2)	65,288	66
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO, ARM, 3.626%, 3/25/58 (2)	50,908	50
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP, 2.642%, 11/25/59 (2)	185,547	190

Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (2)	199,977	194
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/58	41,000	43
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/48	100,000	107
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.767%, 7/15/58	75,000	79
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class B, 3.671%, 12/15/52	155,000	144
		5,392
U.S. Government & Agency Mortgage-Backed Securities 0.0% (10)		
Federal Home Loan Mortgage		
2.777%, 4/25/23	10,254	10
2.952%, 2/25/27	31,655	34
		44
U.S. Government Agency Obligations (Excluding Mortgage-Backed) 4.3%		
U.S. Treasury Bonds, 2.00%, 2/15/50	95,000	112
U.S. Treasury Bonds, 2.375%, 11/15/49	25,000	32
U.S. Treasury Bonds, 2.50%, 2/15/45	145,000	182
U.S. Treasury Bonds, 2.75%, 11/15/42	65,000	84
U.S. Treasury Bonds, 2.75%, 8/15/47 (8)(11)	5,915,000	7,885
U.S. Treasury Bonds, 2.875%, 8/15/45 (11)	570,000	766
U.S. Treasury Bonds, 3.00%, 11/15/44 (11)	395,000	538
U.S. Treasury Bonds, 3.00%, 5/15/45 (11)	235,000	321
U.S. Treasury Bonds, 3.00%, 11/15/45	435,000	598
U.S. Treasury Bonds, 3.00%, 2/15/47 (11)	220,000	306
U.S. Treasury Bonds, 3.00%, 5/15/47	100,000	139
U.S. Treasury Bonds, 3.00%, 2/15/48 (8)	740,000	1,034
U.S. Treasury Bonds, 3.00%, 8/15/48	150,000	211
U.S. Treasury Bonds, 3.125%, 8/15/44 (8)	610,000	845
U.S. Treasury Bonds, 3.50%, 2/15/39	50,000	71
U.S. Treasury Bonds, 3.625%, 8/15/43	195,000	288
U.S. Treasury Bonds, 3.875%, 8/15/40	65,000	97
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	127,782	142

U.S. Treasury Inflation-Indexed Bonds, 0.125%, 4/15/25	370,540	379
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	809,299	934
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	109,900	129
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	175,744	222
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	201,859	258
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	138,779	183
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	24,418	33
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	202,013	228
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	20,346	29
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	44,887	66
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	1,090,750	1,430
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22	585,965	580
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	563,560	563
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	1,826,260	1,824
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	266,908	271
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	1,386,330	1,416
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	862,257	889
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	656,841	693
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	319,888	328
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	664,411	707
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	1,005,953	1,020
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	326,698	339
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	114,208	121
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	202,053	207
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	199,358	212
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/21	1,028,357	1,027
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	1,082,025	1,098
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	407,976	418
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	1,121,320	1,180
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	269,996	296
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28	35,808	42
U.S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29	497,599	622
U.S. Treasury Notes, 1.50%, 2/15/30 (8)	332,000	359
U.S. Treasury Notes, 1.875%, 9/30/22	25,000	26
U.S. Treasury Notes, 2.125%, 8/15/21	10,000	10

U.S. Treasury Notes, 2.25%, 11/15/27	35,000	39
		31,829
Municipal Securities 0.2%		
California Build America, GO, 7.625%, 3/1/40	35,000	58
Florida State Board of Administration Fin. Corp., Series A, 2.638%, 7/1/21	45,000	46
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%, 1/1/29	15,000	17
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	15,000	22
Maryland Economic Dev., Seagirt Marine Terminal, Series B, 4.75%, 6/1/42	175,000	181
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%, 7/1/36	20,000	23
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%, 11/15/39	15,000	17
Miami-Dade County Transit System, Build America, Series B, 5.624%, 7/1/40	160,000	213
Miami-Dade County Water & Sewer System, Series C, 3.49%, 10/1/42	90,000	93
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	128,000	174
New York State Dormitory Auth., Build America, 5.628%, 3/15/39	15,000	19
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	5,000	5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46	20,000	22
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23	25,000	26
Texas A&M Univ., Series B, 3.33%, 5/15/39	250,000	269
Univ. of California Regents, Build America, 5.77%, 5/15/43	15,000	21
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	25,000	30
Virginia Commonwealth Univ. Health System Auth., Series A, 4.956%, 1/1/44	25,000	31
Wisconsin General Fund Annual Appropriation, Series A, 3.954%, 5/1/36	110,000	119
		1,386

Bond Mutual Funds 18.2%		
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.12% (12)(13)	1,370,663	13,104
T. Rowe Price Emerging Markets Local Currency Bond Fund, 4.34% (12)(13)	3,189,729	17,671
T. Rowe Price Institutional Emerging Markets Bond Fund, 7.33% (12)(13)	3,597,668	25,688
T. Rowe Price Institutional Floating Rate Fund, 4.35% (12)(13)	1,128,752	10,181
T. Rowe Price Institutional High Yield Fund - I Class, 6.33% (12)(13)	1,883,620	14,918
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 1.87% (12)(13)	629,639	6,227
T. Rowe Price International Bond Fund - I Class, 1.75% (12)(13)	1,767,465	15,412
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 2.88% (12)(13)	6,005,674	29,968
		133,169
Private Investment Companies 10.2%		
Blackstone Partners Offshore Fund (1)(6)	66,148	74,773
		74,773
Total United States (Cost $443,268)		**483,151**
SHORT-TERM INVESTMENTS 2.5%		
Money Market Funds 2.5%		
T. Rowe Price Treasury Reserve Fund, 0.36% (12)(14)	17,943,931	17,944
Total Short-Term Investments (Cost $17,944)		**17,944**
SECURITIES LENDING COLLATERAL 0.7%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.7%		
Short-Term Funds 0.7%		
T. Rowe Price Short-Term Fund, 0.79% (12)(14)	496,083	4,961
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		4,961
Total Securities Lending Collateral (Cost $4,961)		**4,961**

Total Investments in Securities	
100.2% of Net Assets (Cost $688,255)	**$ 733,541**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

(1) Non-income producing

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,257 and represents 2.4% of net assets.

(3) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

(4) See Note 4. All or a portion of this security is on loan at April 30, 2020.

(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $468 and represents 0.1% of net assets.

(6) See Note 2. Level 3 in fair value hierarchy.

(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(8) All or a portion of this security is pledged to cover or as collateral for written call options at April 30, 2020.

(9) Organized as a closed-end management investment company.

(10) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.

(11) At April 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(12) Affiliated Companies

(13) SEC 30-day yield

(14) Seven-day yield

1M USD LIBOR One month USD LIBOR (London interbank offered rate)

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

ADR American Depositary Receipts

ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.

AUD Australian Dollar

CAD Canadian Dollar

CDI CHESS or CREST Depositary Interest

CHF Swiss Franc

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.1)%

Exchange-Traded Options Written (0.1)%

Description	Contracts	Notional Amount	Value
iShares iBoxx High Yield Corporate Bond ETF, Put, 5/15/20 @ $79.00	910	7,319	(90)
iShares iBoxx High Yield Corporate Bond ETF, Put, 6/19/20 @ $78.00	455	3,660	(88)
S&P 500 Index, Call, 5/15/20 @ $2,900.00	29	8,446	(203)
S&P 500 Index, Call, 5/15/20 @ $3,050.00	20	5,825	(20)
S&P 500 Index, Call, 6/19/20 @ $3,100.00	25	7,281	(77)
S&P 500 Index, Put, 6/19/20 @ $2,100.00	29	8,446	(26)
S&P 500 Index, Put, 9/18/20 @ $1,800.00	19	5,534	(32)
U.S. Treasury Long Bond futures contracts, Call, 5/22/20 @ $184.00	40	7,241	(30)
U.S. Treasury Long Bond futures contracts, Call, 5/22/20 @ $189.00	8	1,448	(2)
U.S. Treasury Long Bond futures contracts, Put, 5/22/20 @ $172.00	40	7,241	(4)
Total Exchange-Traded Options Written (Premiums $(916))		$	(572)

OTC Options Written (0.0)%

Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan Chase	NXP Semiconductors, Call, 7/17/20 @ $145.00	4	40	–
JPMorgan Chase	NXP Semiconductors, Call, 9/18/20 @ $120.00	4	40	(2)
JPMorgan Chase	NXP Semiconductors, Call, 1/15/21 @ $150.00	3	30	(1)
Goldman Sachs	Thales, Call, 5/15/20 @ 78.00 (EUR)	2	14	–
Goldman Sachs	Thales, Call, 5/15/20 @ 76.00 (EUR)	2	14	–
Total OTC Options Written (Premiums $(7))			$	(3)
Total Options Written (Premiums $(923))			**$**	**(575)**

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JPMorgan Chase	5/5/20	AUD	4,023	USD	2,633	$ (11)
JPMorgan Chase	5/5/20	CHF	4,182	USD	4,332	1
JPMorgan Chase	5/5/20	DKK	6,000	USD	881	—
JPMorgan Chase	5/5/20	EUR	11,219	USD	12,287	8
JPMorgan Chase	5/5/20	GBP	4,900	USD	6,179	(8)
JPMorgan Chase	5/5/20	HKD	10,820	USD	1,396	—
JPMorgan Chase	5/5/20	ILS	2	USD	1	—
JPMorgan Chase	5/5/20	ILS	480	USD	138	(1)
JPMorgan Chase	5/5/20	NOK	2,262	USD	221	—
JPMorgan Chase	5/5/20	NZD	207	USD	128	(1)
JPMorgan Chase	5/5/20	SEK	10,888	USD	1,114	2
JPMorgan Chase	5/5/20	SGD	685	USD	487	(1)
JPMorgan Chase	5/7/20	JPY	1,188,173	USD	11,110	(37)
JPMorgan Chase	5/15/20	USD	90	JPY	9,761	(1)
JPMorgan Chase	5/28/20	USD	147	ILS	511	1
JPMorgan Chase	5/29/20	USD	2,718	AUD	4,152	12
JPMorgan Chase	5/29/20	USD	4,632	CHF	4,469	(2)
JPMorgan Chase	5/29/20	USD	966	DKK	6,576	—
JPMorgan Chase	5/29/20	USD	13,402	EUR	12,232	(9)
JPMorgan Chase	5/29/20	USD	6,723	GBP	5,331	8
JPMorgan Chase	5/29/20	USD	1,528	HKD	11,854	—
JPMorgan Chase	5/29/20	USD	11,160	JPY	1,193,208	37
JPMorgan Chase	5/29/20	USD	242	NOK	2,477	—
JPMorgan Chase	5/29/20	USD	141	NZD	229	1
JPMorgan Chase	5/29/20	USD	1,229	SEK	12,005	(2)
JPMorgan Chase	5/29/20	USD	520	SGD	732	1
Morgan Stanley	5/5/20	USD	2,462	AUD	4,023	(160)
Morgan Stanley	5/5/20	USD	4,331	CHF	4,182	(3)
Morgan Stanley	5/5/20	USD	883	DKK	6,000	2
Morgan Stanley	5/5/20	USD	12,327	EUR	11,219	31
Morgan Stanley	5/5/20	USD	6,081	GBP	4,900	(91)
Morgan Stanley	5/5/20	USD	1,396	HKD	10,820	—
Morgan Stanley	5/5/20	USD	137	ILS	483	(2)
Morgan Stanley	5/5/20	USD	216	NOK	2,262	(5)
Morgan Stanley	5/5/20	USD	123	NZD	207	(4)
Morgan Stanley	5/5/20	USD	1,100	SEK	10,888	(16)
Morgan Stanley	5/5/20	USD	481	SGD	685	(4)
Morgan Stanley	5/7/20	USD	11,025	JPY	1,188,173	(48)
Net unrealized gain (loss) on open forward currency exchange contracts						$ (302)

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund (Investor Class), the Global Allocation Fund–Advisor Class (Advisor Class), and the Global Allocation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

New Accounting Guidance Effective November 1, 2019, the fund adopted FASB guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2020, totaled $(3,198,000) for the six months ended April 30, 2020.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

($000s)	Market Value (000s)	Valuation Technique(s)+	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Input(s)*	Impact to Valuation from an Increase in Input**
Investments in Securities						
Common Stock	$ 101	Recent comparable transaction price(s)	—#	—#	—#	—#
			Market performance adjustment	14% - 26%	25%	Decrease
		Market comparable	Enterprise Value to Gross Profit Multiple	18.4x	18.4x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Enterprise Value to Sales Multiple	7.2x	7.2x	Increase
			Projected Enterprise Value to EBIT Multiple	10.4x	10.4x	Increase
			Enterprise Value to EBIT Multiple	7.9x	7.9x	Increase
			Market performance adjustment	14% - 26%	25%	Decrease
		Expected present value	Discount rate for cost of equity	23%	23%	Decrease

Convertible Preferred Stocks	$	367	Recent comparable transaction price(s)	—#	—#	—#	—#
				Market performance adjustment	25% - 26%	26%	Decrease
			Market comparable	Discount for lack of marketability	10%	10%	Decrease
				Gross Profit Growth Rate	40%	40%	Increase
				EBIT Growth Rate	40%	40%	Increase
				Enterprise Value to Sales Multiple	3.7x	3.7x	Increase
				Enterprise Value to EBIT Multiple	14.6x - 21.4x	18.0x	Increase
				Enterprise Value to Gross Profit Multiple	10.9x - 12.0x	11.5x	Increase
				Market performance adjustment	25%	25%	Decrease
Private Investment Companies	$	74,773	Rollforward of Investee NAV	Estimated return	2.13%	2.13%	Increase

#No quantitative unobservable inputs significant to the valuation technique were created by the fund's management.

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+Valuation techniques may change in order to reflect our management's judgment of current market participant assumptions.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2020, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2020, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2020, securities valued at $307,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of April 30, 2020, securities valued at $12,168,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 6% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 9% of net assets.

Options The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and interest rates and credit ratings; and, for options written, potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 8% and 10% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2020, the value of loaned securities was $4,669,000; the value of cash collateral and related investments was $4,961,000.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Investment in Blackstone Partners Offshore Fund The fund invested in Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of April 30, 2020, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $225,511,000 and $176,970,000, respectively, for the six months ended April 30, 2020. Purchases and sales of U.S. government securities aggregated $23,642,000 and $50,463,000, respectively, for the six months ended April 30, 2020.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2019, the fund had $9,343,000 of available capital loss carryforwards.

At April 30, 2020, the cost of investments for federal income tax purposes was $701,717,000. Net unrealized gain aggregated $36,054,000 at period-end, of which $92,722,000 related to appreciated investments and $56,668,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At April 30, 2020, the effective annual group fee rate was 0.29%.

The Advisor Class was subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2020 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $22,000 remain subject to repayment by the fund at April 30, 2020. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30, 2020, expenses incurred pursuant to these service agreements were $35,000 for Price Associates; $55,000 for T. Rowe Price Services, Inc.; and $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended April 30, 2020, are as follows:

Total management fee waived was allocated ratably in the amounts of $339,000, $6,000 and $38,000 for the Investor Class, Advisor Class and I Class, respectively, for the six months ended April 30, 2020.

As of April 30, 2020, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 15,533,000 shares of the Investor Class, representing 30% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Effective January 1, 2020, Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2020, this reimbursement amounted to $4,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

NOTE 8 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 9–10, 2020 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the one-, two-, three-, four-, and five-year periods as of September 30, 2019, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may have received some benefit from soft-dollar arrangements pursuant to which research was received from broker-dealers that executed the fund’s portfolio transactions. However, the Board also considered that, effective January 2020, the Advisor began bearing the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations agreed to by the Advisor with respect to the Advisor Class and I Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Advisor Class Expense Group) and first quintile (Expense Universe); and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group), first quintile (Advisor Class Expense Group), and first and second quintiles (Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the U.S. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2020